Consolidated Income Statements (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Profit or loss [abstract]
Interest income	¥ 1,236,043	¥ 1,151,910
Interest expense	584,973	523,328
Net interest income	651,070	628,582
Fee and commission income	562,875	533,801
Fee and commission expense	104,620	97,306
Net fee and commission income	458,255	436,495
Net trading income	86,323	115,388
Net income from financial assets at fair value through profit or loss	29,678	116,361
Net investment income	131,683	42,384
Other income	89,635	275,057
Total operating income	1,446,644	1,614,267
Impairment charges on financial assets	48,634	25,260
Net operating income	1,398,010	1,589,007
General and administrative expenses	835,880	833,243
Other expenses	196,647	239,946
Operating expenses	1,032,527	1,073,189
Share of post-tax profit of associates and joint ventures	13,697	25,596
Profit before tax	379,180	541,414
Income tax expense	111,714	126,271
Net profit	267,466	415,143
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	249,415	357,436
Non-controlling interests	12,076	51,807
Other equity instruments holders	¥ 5,975	¥ 5,900
Earnings per share:
Basic	¥ 180.64	¥ 255.38
Diluted	¥ 180.52	¥ 255.21